Shareholder Report, Average Annual Return (Details) 193787_Innovator U.S. Equity Power Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	87 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - July NAV
Average Annual Return, Percent	14.01%	10.85%	8.78%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.68%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	12.82%